Equity (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of number of shares outstanding
The following table summarizes the changes in the number of outstanding common shares and special voting shares of Stellantis during the year ended December 31, 2022:

	Common Shares	Special Voting Shares A	Special Voting Shares B	Total
Balance at January 1, 2022	3,132,618,655	—	208,622	3,132,827,277
Issuance of Special Voting Shares	—	178,790	—	178,790
Issuance upon the exercise of GM warrants	69,125,544	—	—	69,125,544
Purchase of Treasury shares	(69,125,544)	(98)	(208,622)	(69,334,264)
Shares issued to serve Long Term Incentive Plans	11,628,030	—	—	11,628,030
Balance at December 31, 2022	3,144,246,685	178,692	—	3,144,425,377

Disclosure of analysis of other comprehensive income by item and tax effect
Other comprehensive income was as follows:

	Years ended December 31,
	2022	2021	2020
	(€ million)
Fair value remeasurement of cash flow hedges	(482)	149	107
of which, reclassified to the income statement	(353)	(98)	(32)
of which, recognized in equity during the period	(129)	247	139
Gains and losses from remeasurement of financial assets	3	6	—
of which, reclassified to the income statement	—	—	—
of which, recognized in equity during the period	3	6	—
Exchange differences on translating foreign operations	2,013	2,005	(377)
Share of Other comprehensive income/(loss) for equity method investees	(7)	(47)	(43)
Items relating to discontinued operations	—	—	(337)
Total amounts to be potentially reclassified to profit or loss	1,527	2,113	(650)

Actuarial gains and losses on defined benefit pension obligations	€1,753	€2,488	€(117)
Share of Other comprehensive income for equity method investees	(5)	8	—
Items relating to discontinued operations	—	—	(52)
Amounts not to be reclassified to profit or loss	1,748	2,496	(169)

Total Other comprehensive income/(loss) for the period	3,275	4,609	(819)
Income tax benefit (expense)	(290)	(783)	—
Income tax benefit (expense) - discontinued operations	—	—	10
Total Other comprehensive income/(loss) for the period, net of tax	€2,985	€3,826	€(809)
The following table summarizes the tax effect relating to Other comprehensive income:

	Years ended December 31,
	2022			2021			2020
	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance
	(€ million)
Fair value remeasurement of cash flow hedges	(482)	89	(393)	149	(54)	95	107	(31)	76
Gains and losses from remeasurement of financial assets	€3	€—	€3	€6	€—	€6	€—	€—	€—
Actuarial gains and losses on defined benefit pension obligations	€1,753	€(379)	€1,374	€2,488	€(729)	€1,759	€(117)	€31	€(86)
Exchange differences on translating foreign operations	2,013	—	2,013	2,005	—	2,005	(377)	—	(377)
Share of Other comprehensive income/(loss) for equity method investees	(12)	—	(12)	(39)	—	(39)	(43)	—	(43)
Items relating to discontinued operations	—	—	—	—	—	—	(389)	10	(379)
Total Other comprehensive income/(loss)	€3,275	€(290)	€2,985	€4,609	€(783)	€3,826	€(819)	€10	€(809)